Summary of Significant Accounting Policies - Schedule of Net Income (Loss) Per Share of Common Stock (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Net Income (Loss) Attributable to Parent [Abstract]
Allocation of net loss including shares of common stock subject to possible redemption, Redeemable	$ (338,346)					$ (468,664)
Basic and diluted weighted average shares outstanding, common stock subject to redemption	27,600,000					26,118,681
Basic and Diluted net loss per share of common stock, Redeemable	$ (0.01)					$ (0.02)
Allocation of net loss including shares of common stock subject to possible redemption, Non-Redeemable	$ (84,586)					$ (123,811)
Weighted Average redeemable common stock outstanding, Non-Redeemable	6,900,000					6,900,000
Basic and diluted net loss per share	$ (0.01)	$ 0.00	$ 0.00	$ (0.0001)	$ (0.01)	$ (0.02)